Fair Value of Financial Instruments (Details Textual) (USD $)	12 Months Ended			9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Fair Value Inputs Level 3 [Member] Fair Value Measurements Nonrecurring [Member]	Mar. 31, 2014 Fair Value Inputs Level 3 [Member] Fair Value Measurements Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of goodwill					$ 6,350,000
Goodwill impairment charge	$ 0	$ 2,000,000	$ 0	$ 2,000,000